UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22704

CAMBRIA ETF TRUST

(Exact name of Registrant as specified in charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

John McGuire

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2019

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
COMMON STOCK — 98.4%
Consumer Discretionary — 28.8%
Abercrombie & Fitch, Cl A	35,923	$851,016
Best Buy	22,633	1,698,154
BJ's Restaurants	34,555	2,185,604
Buckle	72,478	1,743,096
CBS, Cl B	18,078	952,168
Cooper Tire & Rubber	29,814	851,190
Deckers Outdoor*	8,085	912,230
Dillard's, Cl A	6,445	517,340
DSW, Cl A	36,608	1,004,523
Foot Locker	17,858	871,649
Gannett	158,769	1,678,189
Gap	38,364	1,157,442
Gentex	64,469	1,495,681
Group 1 Automotive	13,536	947,385
Guess?	59,207	1,341,631
Hibbett Sports*	66,143	1,517,982
Home Depot	12,530	2,474,925
Interpublic Group of	64,566	1,455,963
Kohl's	21,145	1,561,981
La-Z-Boy, Cl Z	54,113	1,650,446
Lear	7,026	1,265,593
Lennar, Cl A	21,559	1,126,889
Lowe's	21,390	2,124,882
Michael Kors Holdings*	13,527	902,657
O'Reilly Automotive*	7,024	2,149,344
Six Flags Entertainment	25,470	1,654,276
Target	12,321	994,059
Urban Outfitters*	24,775	1,100,010
Visteon*	7,421	868,851
		39,055,156
Consumer Staples — 2.5%
Archer-Daniels-Midland	11,138	537,520
Keurig Dr Pepper	17,457	419,142
Universal	14,418	996,284
Walmart	15,831	1,412,600
		3,365,546
Energy — 5.2%
Arch Coal	15,588	1,318,589
CNX Resources*	55,175	898,249
CVR Energy	31,484	1,237,006
Marathon Petroleum	21,968	1,775,674

Description	Shares	Value
Valero Energy	15,191	$1,797,855
		7,027,373
Financials — 27.8%
Aflac	32,870	1,529,770
Allstate	19,655	1,869,584
American Express	12,547	1,248,677
American International Group	18,769	1,036,236
Ameriprise Financial	10,357	1,508,704
Assured Guaranty	41,339	1,608,914
Axis Capital Holdings	24,527	1,387,247
CIT Group	23,030	1,218,978
Citizens Financial Group	37,560	1,494,137
CNO Financial Group	58,272	1,185,835
Discover Financial Services	22,111	1,578,947
Fifth Third Bancorp	49,266	1,457,781
Hartford Financial Services Group	22,593	1,190,651
JPMorgan Chase	10,757	1,236,517
Lincoln National	16,943	1,153,818
MetLife	16,146	738,518
New York Community Bancorp	124,358	1,339,336
Old Republic International	68,800	1,466,128
PNC Financial Services Group	8,209	1,188,909
State Street	9,660	853,075
SunTrust Banks	28,673	2,066,463
Synchrony Financial	48,418	1,401,217
Synovus Financial	22,531	1,113,482
Travelers	12,840	1,670,998
Unum Group	30,843	1,225,392
US Bancorp	16,688	884,631
Voya Financial	28,894	1,459,725
Waddell & Reed Financial, Cl A	81,159	1,680,803
		37,794,473
Health Care — 3.1%
Aetna	6,019	1,133,920
Express Scripts Holding*	14,459	1,148,912
McKesson	5,037	632,647
Mylan*	33,162	1,237,274
		4,152,753
Industrials — 15.4%
Boeing	3,636	1,295,507
Cummins	10,596	1,513,214
Delta Air Lines	23,832	1,296,938
Eaton	23,057	1,917,651
FTI Consulting*	32,965	2,602,916

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
GATX	16,626	$1,368,985
Huntington Ingalls Industries	4,154	968,090
Ingersoll-Rand	10,541	1,038,394
ManpowerGroup	13,181	1,229,260
Robert Half International	17,802	1,348,680
Southwest Airlines	32,870	1,911,719
Spirit AeroSystems Holdings, Cl A	14,973	1,396,232
United Continental Holdings*	26,271	2,112,188
Wabash National	48,626	962,795
		20,962,569
Information Technology — 9.6%
Apple	12,135	2,309,169
Applied Materials	25,400	1,235,202
Avnet	37,224	1,632,272
Corning	49,869	1,654,654
Hewlett Packard Enterprise	84,749	1,308,525
HP	41,912	967,329
Sanmina*	43,893	1,277,286
Texas Instruments	23,253	2,588,524
		12,972,961
Materials — 4.9%
Eastman Chemical	10,626	1,101,066
Kaiser Aluminum	9,074	1,012,840
LyondellBasell Industries, Cl A	8,935	989,909
Steel Dynamics	27,219	1,281,742
Warrior Met Coal	51,379	1,329,175
Worthington Industries	20,670	967,769
		6,682,501
Real Estate — 0.4%
Realogy Holdings	26,772	585,504

Utilities — 0.7%
AES	72,144	963,844

Total Common Stock
(Cost $114,540,464)		133,562,680

Total Investments - 98.4%
(Cost $114,540,464)		$133,562,680
Other Assets and Liabilities - 1.6%		2,139,589
Net Assets - 100.0%		$135,702,269

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class

As of July 31, 2018, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-001-1100

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
COMMON STOCK — 98.7%
Australia — 7.7%
Alumina	188,367	$396,050
BlueScope Steel	17,535	230,067
Cabcharge Australia	117,028	204,322
Crown Resorts	35,031	351,354
Fortescue Metals Group	83,020	269,539
Monadelphous Group	78,946	864,541
Myer Holdings	654,874	226,240
Nine Entertainment Holdings	195,836	325,911
Qantas Airways	84,417	421,461
South32	78,085	207,107
		3,496,592
Belgium — 1.2%
Ageas	10,236	548,798

Canada — 10.0%
BRP	17,500	816,312
Ensign Energy Services	59,500	258,885
Genworth MI Canada	13,421	472,420
Great-West Lifeco	12,261	303,026
IGM Financial	8,373	251,348
Labrador Iron Ore Royalty	20,452	390,221
Magna International	10,640	648,125
Norbord	10,500	377,753
Sun Life Financial	14,000	572,548
TFI International	13,413	445,433
		4,536,071
Denmark — 2.1%
Novo Nordisk, Cl B	7,437	371,293
Pandora	3,925	279,013
Spar Nord Bank	28,105	302,989
		953,295
Finland — 1.0%
Kesko, Cl B	8,264	464,426

France — 7.2%
AXA	12,683	320,345
BNP Paribas	7,987	519,933
Casino Guichard Perrachon	6,423	261,673
CNP Assurances	22,578	528,029
Engie	21,959	354,737
Metropole Television	19,358	417,185

Description	Shares	Value
Natixis	74,200	$533,607
Neopost	13,440	347,323
		3,282,832
Germany — 3.0%
Freenet	15,206	435,636
Muenchener Rueckversicherungs	2,527	560,699
Uniper	11,197	349,456
		1,345,791
Hong Kong — 5.4%
Hang Lung Properties	165,704	348,337
Shandong Chenming Paper Holdings, Cl H	446,250	378,079
Shanghai Industrial Holdings	128,604	299,839
Shimao Property Holdings	280,000	793,727
Shougang Fushan Resources Group	2,590,000	623,655
		2,443,637
Italy — 3.1%
Eni	33,180	638,784
Saras	151,197	362,443
Societa Cattolica di Assicurazioni SC	44,590	410,350
		1,411,577
Japan — 20.5%
Astellas Pharma	21,000	341,345
Denka	17,500	600,210
JFE Holdings	31,500	638,226
KDDI	21,000	584,653
Leopalace21	24,500	134,535
Mitsubishi Gas Chemical	7,000	155,883
Mitsui	21,000	350,923
Mixi	7,000	183,866
NGK Spark Plug	21,000	602,871
Nippon Express	7,000	457,005
NOF	17,500	575,169
NTT DOCOMO	17,870	459,156
Showa Shell Sekiyu	24,500	401,413
Sojitz	161,000	583,151
Sumitomo	35,000	574,386
Sumitomo Osaka Cement	140,000	666,100
Taisei	10,500	583,151
Tokio Marine Holdings	10,500	497,791
Toyo Kanetsu	17,500	596,297
Tsugami	35,000	335,241
		9,321,372

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
Netherlands — 5.0%
Aegon	87,990	$580,509
ASR Nederland	7,995	358,063
BinckBank	75,358	456,459
Koninklijke Ahold Delhaize	24,465	622,367
Philips Lighting	9,101	252,433
		2,269,831
New Zealand — 0.9%
SKY Network Television	213,250	393,901

Norway — 6.9%
DNB	28,847	581,952
Salmar	32,222	1,644,155
Subsea 7	39,305	569,819
Telenor	17,678	345,686
		3,141,612
Portugal — 2.2%
EDP - Energias de Portugal	120,523	491,715
Galp Energia SGPS	25,595	526,458
		1,018,173
Spain — 2.9%
Endesa	15,616	361,192
International Consolidated Airlines Group	61,355	571,771
International Consolidated Airlines Group (LSE)	39,543	367,418
		1,300,381
Sweden — 2.6%
JM	15,241	281,058
Peab	40,293	324,665
Svenska Cellulosa SCA, Cl B	19,915	206,240
Telia	81,835	393,681
		1,205,644
Switzerland — 2.4%
Sunrise Communications Group	2,240	197,384
Swiss Re	4,666	427,793
Zurich Insurance Group	1,540	473,906
		1,099,083
United Kingdom — 14.6%
Anglo American	14,654	333,287
Carillion (A)(B)(C)	1,154,979	—
Centamin	177,905	277,874
Direct Line Insurance Group	63,837	288,149
HSBC Holdings	47,478	455,225

Description	Shares	Value
Kingfisher	78,901	$307,265
Legal & General Group	106,338	366,659
Man Group	240,660	548,046
Pearson	32,498	394,388
Persimmon	17,990	586,066
Rio Tinto	9,526	524,700
Royal Dutch Shell, Cl B	16,835	590,312
Royal Mail	70,768	435,543
South32	238,105	640,672
Taylor Wimpey	247,345	567,977
Vodafone Group	122,818	299,839
		6,616,002

Total Common Stock
(Cost $44,674,319)		44,849,018

Total Investments - 98.7%
(Cost $44,674,319)		$44,849,018
Other Assets and Liabilities - 1.3%		575,149
Net Assets - 100.0%		$45,424,167

Percentages based on Net Assets.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2018, was $0 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered illiquid. The total value of such securities as of July 31, 2018 was $0 and represented 0.0% of Net Assets.

Cl — Class

LSE — London Stock Exchange

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● July 31, 2018 (unaudited)

The following is a list of the inputs used as of July 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Australia	$3,496,592	$—	$—		$3,496,592
Belgium	548,798	—	—		548,798
Canada	4,536,071	—	—		4,536,071
Denmark	953,295	—	—		953,295
Finland	464,426	—	—		464,426
France	3,282,832	—	—		3,282,832
Germany	1,345,791	—	—		1,345,791
Hong Kong	2,443,637	—	—		2,443,637
Italy	1,411,577	—	—		1,411,577
Japan	9,321,372	—	—		9,321,372
Netherlands	2,269,831	—	—		2,269,831
New Zealand	393,901	—	—		393,901
Norway	3,141,612	—	—		3,141,612
Portugal	1,018,173	—	—		1,018,173
Spain	1,300,381	—	—		1,300,381
Sweden	1,205,644	—	—		1,205,644
Switzerland	1,099,083	—	—		1,099,083
United Kingdom	6,616,002	—	—	^	6,616,002
Total Common Stock	44,849,018	—	—		44,849,018
Total Investments in Securities	$44,849,018	$–	$–		$44,849,018

^	Represents security in which the fair value is $0 or have been rounded to $0.
(1)	Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-002-1000

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
COMMON STOCK — 97.0%
Austria — 2.1%
AMAG Austria Metall	57,589	$3,394,005

Brazil — 6.6%
AMBEV	234,816	1,210,585
Banco do Brasil	179,880	1,556,631
Banco Santander Brasil	320,039	3,112,307
Cia Siderurgica Nacional *	412,600	1,008,058
Cosan Industria e Comercio	116,528	1,145,938
JBS	433,070	1,036,147
Vale	129,063	1,889,540
		10,959,206
Czech Republic — 8.9%
CEZ	84,178	2,209,265
Fortuna Entertainment Group *(A)(B)(C)	279,736	2,238,968
Komercni Banka	46,965	2,038,950
Pegas Nonwovens	55,074	2,276,420
Philip Morris CR	3,082	2,127,879
Unipetrol *	222,440	3,849,604
		14,741,086
Greece — 8.0%
Alpha Bank AE *	30,563	66,724
Athens Water Supply & Sewage	145,390	984,364
Bank of Greece	78,792	1,358,991
FF Group *(A)(B)(C)	25,407	85,564
Hellenic Petroleum	167,098	1,397,075
Hellenic Telecommunications Organization	75,888	985,005
Holding ADMIE IPTO *	166,064	330,505
Intralot -Integrated Lottery Systems & Services *	542,298	438,186
JUMBO	64,653	1,035,742
Karelia Tobacco	5,544	1,789,266
Motor Oil Hellas Corinth Refineries	123,816	2,629,269
Mytilineos Holdings	92,460	929,811
National Bank of Greece *	37,944	12,344
OPAP	74,918	836,189
Piraeus Bank *	860	2,715
Public Power	166,064	344,680
		13,226,430
Israel — 13.5%
Bank Hapoalim	309,506	2,187,158
Bank Leumi Le-Israel	357,243	2,237,511

Description	Shares	Value
Bezeq The Israeli elecommunication	1,721,864	$1,823,520
Elbit Systems	17,574	2,105,702
Israel Chemicals	484,956	2,317,678
Israel Discount Bank, Cl A	750,075	2,369,389
Mizrahi Tefahot Bank	113,422	2,203,146
Nice *	22,194	2,419,329
Teva Pharmaceutical Industries	120,343	2,867,494
Tower Semiconductor *	84,040	1,713,892
		22,244,819
Italy — 5.6%
Atlantia	56,203	1,667,333
Enel	315,302	1,758,683
Eni	69,546	1,338,906
Intesa Sanpaolo	442,501	1,362,926
Saipem *	7,153	37,397
Telecom Italia *	1,234,991	952,259
UniCredit	22,138	392,550
Unipol Gruppo	231,954	965,051
UnipolSai	338,946	772,278
		9,247,383
Norway — 7.7%
Aker Solutions	210,452	1,439,711
DNB	62,631	1,263,501
Gjensidige Forsikring	47,985	770,076
Norsk Hydro	194,039	1,106,191
Petroleum Geo-Services *	280,899	1,371,667
Statoil	47,473	1,260,646
Storebrand	207,435	1,766,973
Telenor	48,546	949,297
TGS Nopec Geophysical	50,128	1,911,301
Yara International	20,382	899,325
		12,738,688
Poland — 8.1%
Alior Bank *	28,834	573,177
Asseco Poland	35,673	450,171
Bank Millennium *	316,680	796,314
Bank Polska Kasa Opieki	13,064	399,816
Bank Zachodni WBK	6,603	662,703
CCC	12,229	752,873
Cyfrowy Polsat	91,322	593,704
Energa	84,570	207,104
Eurocash	67,849	343,450
Grupa Azoty	25,998	296,352
Grupa Lotos	77,751	1,387,081

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
ING Bank Slaski	16,136	$847,706
KGHM Polska Miedz *	18,951	500,389
LPP	309	758,824
Lubelski Wegiel Bogdanka	25,083	425,519
mBank	4,740	554,580
Orange Polska	220,983	301,118
PGE Polska Grupa Energetyczna	101,049	271,790
Polski Koncern Naftowy ORLEN	35,529	900,596
Polskie Gornictwo Naftowe i Gazownictwo	413,304	624,248
Powszechna Kasa Oszczednosci Bank Polski	68,215	778,331
Powszechny Zaklad Ubezpieczen	49,216	565,593
Tauron Polska Energia	477,576	294,017
		13,285,456
Portugal — 10.5%
Altri SGPS	68,502	700,897
Banco BPI, Cl G *	191,244	324,263
Banco Comercial Portugues, Cl R *	66,932	21,007
Banco Espirito Santo *(A)(B)(C)	318,087	—
BANIF - Banco Internacional do Funchal *(A)(B)(C)	60,980,850	—
CIMPOR Cimentos de Portugal SGPS *(A)(B)(C)	450,116	—
Corticeira Amorim SGPS	434,294	5,738,584
CTT-Correios de Portugal	27,225	95,697
EDP - Energias de Portugal	433,658	1,769,256
Galp Energia SGPS	121,595	2,501,059
Jeronimo Martins SGPS	39,984	595,192
Mota-Engil SGPS *	79,062	264,871
Navigator	65,187	372,288
NOS SGPS	40,341	235,014
Pharol SGPS *	787,848	212,352
REN - Redes Energeticas Nacionais SGPS	99,498	291,567
Semapa-Sociedade de Investimento e Gestao	116,446	2,736,926
Sonae	939,340	1,068,206
Teixeira Duarte *	1,140,474	316,065
		17,243,244
Russia — 8.4%
Alrosa PJSC	1,627,296	2,533,918
Gazprom Neft PJSC	431,480	2,266,740
Gazprom PJSC	480,658	1,106,286
Rosneft PJSC	255,136	1,711,150
Sberbank of Russia PJSC	370,591	1,274,538
Severstal PJSC	106,932	1,746,377
Unipro PJSC	28,889,864	1,249,491

Description	Shares	Value
Uralkali *	380,694	$612,718
VTB Bank PJSC	1,665,193,612	1,286,869
		13,788,087

Singapore — 5.6%
CapitaLand	375,200	890,216
City Developments	120,600	886,771
ComfortDelGro	509,200	878,995
Golden Agri-Resources	3,872,600	796,509
Jardine Cycle & Carriage	26,800	661,855
Oversea-Chinese Banking	134,000	1,138,855
SATS	268,000	1,021,721
Sembcorp Industries	442,200	870,530
Singapore Airlines	134,000	970,537
United Overseas Bank	53,600	1,063,850
		9,179,839

Spain — 8.1%
Acciona	17,189	1,477,742
Banco Bilbao Vizcaya Argentaria	139,006	1,021,764
Banco Santander	193,102	1,088,256
CaixaBank	277,825	1,285,523
Enagas	45,586	1,275,073
Endesa	53,880	1,246,225
Ferrovial	61,246	1,266,201
Gas Natural SDG	66,898	1,813,297
Iberdrola	205,458	1,597,670
Mapfre	426,169	1,340,032
		13,411,783
Turkey — 3.9%
Akbank Turk	375,066	550,549
Eregli Demir ve Celik Fabrikalari	565,480	1,267,465
Haci Omer Sabanci Holding	335,670	578,589
KOC Holding	215,874	609,645
Petkim Petrokimya Holding	813,208	733,051
Turkiye Halk Bankasi	301,232	423,822
Turkiye Is Bankasi, Cl C	513,622	529,733
Turkiye Sise ve Cam Fabrikalari	878,306	891,591
Turkiye Vakiflar Bankasi TAO, Cl D	588,662	492,394
Yapi ve Kredi Bankasi	833,748	358,856
		6,435,695

Total Common Stock
(Cost $164,733,652)		159,895,721

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
PREFERRED STOCK — 2.0%
Brazil — 2.0%
Banco Bradesco	212,175	$1,719,650
Cia Energetica de Minas Gerais	293,216	638,258
Telefonica Brasil	90,392	992,957

Total Preferred Stock
(Cost $4,477,899)		3,350,865

Total Investments - 99.0%
(Cost $169,211,551)		$163,246,586
Other Assets and Liabilities - 1.0%		1,590,567
Net Assets - 100.0%		$164,837,153

Percentages based on Net Assets.

Cl — Class

PJSC — Private Joint Stock Company

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2018, was $2,324,532 and represents 1.4% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Securities considered illiquid. The total value of such securities as of July 31, 2018 was $2,324,532 and represented 1.4% of Net Assets.

The following is a list of the inputs used as of July 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Austria	$3,394,005	$—	$—		$3,394,005
Brazil	10,959,206	—	—		10,959,206
Czech Republic	12,502,118	—	2,238,968		14,741,086
Greece	13,140,866	—	85,564		13,226,430
Israel	22,244,819	—	—		22,244,819
Italy	9,247,383	—	—		9,247,383
Norway	12,738,688	—	—		12,738,688
Poland	13,285,456	—	—		13,285,456
Portugal	17,243,244	—	—	^	17,243,244
Russia	13,788,087	—	—		13,788,087
Singapore	9,179,839	—	—		9,179,839
Spain	13,411,783	—	—		13,411,783
Turkey	6,435,695	—	—		6,435,695
Total Common Stock	157,571,189	—	2,324,532		159,895,721
Preferred Stock
Brazil	3,350,865	—	—		3,350,865
Total Preferred Stock	3,350,865	—	—		3,350,865
Total Investments in Securities	$160,922,054	$–	$2,324,532		$163,246,586

^	Represents securities in which the fair value is $0 or have been rounded to $0

(1)	Included in Level 3 are three securities with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Common Stock
Beginning Balance as of April 30, 2018	$-
Transfers out of Level 3	-
Transfers into Level 3	2,324,532
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of July 31, 2018	$2,324,532

There have been no transfers between Level 1 and Level 2 assets and liabilities. There were transfers into Level 3 due to changes in the availability of observable inputs to determine fair value. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-003-0900

Cambria Investment Management

Schedule of Investments ● Cambria Global Momentum ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
EXCHANGE TRADED FUNDS — 99.1%
Cambria Foreign Shareholder Yield ETF‡	240,993	$6,234,489
Cambria Shareholder Yield ETF‡	128,135	5,034,424
Cambria Value and Momentum ETF‡	246,988	6,364,881
FlexShares Global Upstream Natural Resources Index Fund	156,544	5,325,627
Invesco DB Energy Fund	431,578	7,146,932
iShares Global Consumer Discretionary ETF	50,000	5,845,000
iShares Global Energy ETF	148,193	5,617,996
iShares Global Materials ETF	107,270	7,389,830
iShares Global Tech ETF	47,492	7,939,238
iShares Micro-Capital ETF	59,029	6,219,590
United States Commodity Index Fund	98,796	4,158,324
Vanguard FTSE All World ex-US Small-Capital ETF	51,067	5,950,327
Vanguard Global ex-U.S. Real Estate ETF	87,753	5,177,427
Vanguard Mid-Capital ETF	38,984	6,300,984
Vanguard Small-Capital ETF	33,368	5,288,828
Vanguard Small-Capital Value ETF	45,209	6,291,736
Vanguard Total Stock Market ETF	43,764	6,349,719
WisdomTree Emerging Markets SmallCap Dividend Fund	131,043	6,393,588

Total Exchange Traded Funds
(Cost $103,796,125)		109,028,940

Total Investments - 99.1%
(Cost $103,796,125)		$109,028,940
Other Assets and Liabilities - 0.9%		985,439
Net Assets - 100.0%		$110,014,379

Percentages based on Net Assets.

‡	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor. Transactions with affiliated companies during the period ended July 31, 2018, are as follows:

Value of Shares Held as of 04/30/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 07/31/18	Dividend Income
Cambria Emerging Shareholder Yield ETF
$12,126,658	$1,057,109	$(12,492,777)	$(1,463,575)	$772,585	$-	$87,897
Cambria Foreign Shareholder Yield ETF
6,019,500	617,434	(221,217)	(221,961)	40,733	6,234,489	111,285
Cambria Global Value ETF
11,622,581	1,012,082	(11,847,345)	(1,004,243)	216,925	-	59,478
Cambria Shareholder Yield ETF
4,581,748	479,234	(177,584)	148,703	2,323	5,034,424	31,069
Cambria Value & Momentum ETF
-	6,477,500	(77,952)	(34,578)	(89)	6,364,881	-
$34,350,487	$9,643,359	$(24,816,875)	$(2,575,654)	$1,032,477	$17,633,794	$289,729

ETF — Exchanged Traded Fund

FTSE — Financial Times Stock Exchange

As of July 31, 2018, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-004-0900

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Alpha Architect Value Momentum Trend ETF	47,867	$1,387,664
Cambria Emerging Shareholder Yield ETF‡	191,834	6,404,781
Cambria Foreign Shareholder Yield ETF‡	121,308	3,138,238
Cambria Global Value ETF‡	149,815	3,679,456
Cambria Shareholder Yield ETF‡	99,326	3,902,519
Cambria Sovereign Bond ETF‡	207,459	5,345,845
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	280,530	5,049,540
iShares Edge MSCI USA Momentum Factor ETF	26,852	2,997,489
iShares Short Treasury Bond ETF	12,607	1,392,191
Schwab U.S. REIT ETF	50,306	2,112,349
Schwab US TIPs ETF	37,732	2,055,639
SPDR Citi International Government Inflation-Protected Bond ETF	36,337	1,985,806
VanEck Vectors Emerging Markets High Yield Bond ETF	113,423	2,623,894
VanEck Vectors International High Yield Bond ETF	54,356	1,343,680
Vanguard FTSE Developed Markets ETF	31,082	1,363,878
Vanguard Global ex-U.S. Real Estate ETF	34,496	2,035,264
Vanguard Intermediate-Term Corporate Bond ETF	23,858	2,002,641
Vanguard Intermediate-Term Treasury ETF	46,770	2,916,109
Vanguard Long-Term Treasury ETF	34,709	2,554,582
Vanguard Mid-Capital ETF	8,959	1,448,043
Vanguard Short-Term Corporate Bond ETF	17,522	1,369,520
Vanguard Total Bond Market ETF	68,234	5,389,121
Vanguard Total International Bond ETF	63,900	3,497,886
Vanguard Total Stock Market ETF	20,217	2,933,285

Total Exchange Traded Funds
(Cost $68,310,598)		68,929,420

Total Investments - 99.9%
(Cost $68,310,598)		$68,929,420
Other Assets and Liabilities - 0.1%		78,141

Description	Value
Net Assets - 100.0%	$69,007,561

Percentages based on Net Assets.

*	Non-income producing security.

‡	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor. Transactions with affiliated companies during the period ended July 31, 2018, are as follows:

Value of Shares Held as of 04/30/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 07/31/18	Dividend Income
Cambria Emerging Shareholder Yield ETF
$6,201,182	$765,474	$(116,000)	$(471,409)	$25,534	$6,404,781	$95,264
Cambria Foreign Shareholder Yield ETF
3,069,111	207,635	(66,916)	(102,241)	9,649	3,138,238	54,684
Cambria Global Value ETF
3,746,095	223,346	(71,309)	(231,254)	12,578	3,679,456	38,068
Cambria Shareholder Yield ETF
3,633,898	228,356	(74,581)	101,450	13,396	3,902,519	23,510
Cambria Sovereign Bond ETF
5,549,473	296,783	(96,279)	(402,984)	(1,148)	5,345,845	52,770
$22,219,759	$1,721,594	$(424,085)	$(1,106,438)	$60,009	$22,470,839	$264,296

ETF — Exchanged Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

TIPS— Treasury Inflation Protected Security

As of July 31, 2018, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-005-0900

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
COMMON STOCK — 93.5%
Consumer Discretionary — 30.7%
Aaron's	7,038	$304,816
Abercrombie & Fitch, Cl A	19,316	457,596
Adtalem Global Education*	8,736	476,549
American Eagle Outfitters	14,978	377,146
Best Buy	6,426	482,142
Buckle	13,446	323,376
Citi Trends	12,515	355,551
Conn's*	15,845	537,145
Crocs*	40,801	738,906
Deckers Outdoor*	3,414	385,202
Dillard's, Cl A	3,855	309,441
Fiat Chrysler Automobiles*	18,938	321,567
Foot Locker	7,232	352,994
Fossil Group*	24,176	633,411
Gannett	29,314	309,849
Guess?	22,208	503,232
Hibbett Sports*	12,196	279,898
ILG	14,417	494,936
Kohl's	4,714	348,223
Liberty TripAdvisor Holdings, Cl A*	23,775	395,854
Macy's	10,268	407,948
Michael Kors Holdings*	4,773	318,502
Movado Group	13,675	681,015
New York*	76,825	376,443
Penn National Gaming*	14,517	465,270
Ralph Lauren, Cl A	3,016	407,100
Scientific Games, Cl A*	10,166	488,476
Shoe Carnival	11,689	366,684
Tailored Brands	11,635	234,562
Tilly's, Cl A	22,105	342,628
Urban Outfitters*	8,011	355,688
ZAGG*	20,456	304,794
Zumiez*	12,250	277,463
		13,414,407
Energy — 9.2%
Arch Coal	3,231	273,310
Cosan, Cl A	28,950	233,916
Delek US Holdings	10,539	561,940
HollyFrontier	7,108	530,115
Mammoth Energy Services	9,596	357,163
PBF Energy, Cl A	8,807	411,287
Peabody Energy	8,001	339,962

Description	Shares	Value
Renewable Energy Group*	21,662	$369,337
Valero Energy	3,876	458,725
W&T Offshore*	71,134	493,670
		4,029,425
Financials — 23.7%
American Equity Investment Life Holding	15,911	568,500
B. Riley Financial	22,785	498,991
Bancorp*	46,621	452,690
Cannae Holdings*	15,958	291,234
Corporate Capital Trust	17,558	299,013
Enova International*	18,873	585,063
EZCORP, Cl A*	23,111	264,621
FedNat Holding	16,781	390,997
Genworth Financial, Cl A*	88,148	405,481
Green Dot, Cl A*	9,008	714,514
Health Insurance Innovations, Cl A*	15,400	512,050
Heritage Insurance Holdings	19,929	342,181
Kemper	4,965	396,207
OFG Bancorp	27,182	452,580
Old Republic International	25,024	533,261
On Deck Capital*	53,108	363,259
Progressive	12,988	779,411
Regions Financial	19,450	361,965
TCF Financial	15,417	387,121
Universal Insurance Holdings	9,540	423,576
Voya Financial	6,020	304,130
Walker & Dunlop	5,716	338,730
World Acceptance*	4,282	427,815
XL Group	5,363	301,561
		10,394,951
Health Care — 5.7%
Anthem	1,400	354,200
Centene*	4,119	536,829
Concert Pharmaceuticals*	15,046	240,586
Humana	1,604	503,945
Triple-S Management, Cl B*	13,233	469,904
WellCare Health Plans*	1,465	391,770
		2,497,234
Industrials — 9.0%
ArcBest	11,764	547,614
Boeing	1,501	534,806
China Yuchai International	13,911	277,664
FTI Consulting*	6,290	496,658
Heidrick & Struggles International	10,722	438,530

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
Kelly Services, Cl A	10,287	$249,871
Korn	9,795	646,274
Rush Enterprises, Cl A	7,685	346,517
Werner Enterprises	10,716	399,171
		3,937,105
Information Technology — 6.9%
Comtech Telecommunications	18,162	610,243
Electro Scientific Industries*	16,458	296,738
HP	19,488	449,783
KEMET*	21,488	558,473
Micron Technology*	5,904	311,672
Vishay Intertechnology	15,863	396,575
Xcerra*	27,987	398,535
		3,022,019
Materials — 7.6%
Alcoa*	9,552	413,315
Huntsman	10,510	352,400
Intrepid Potash*	90,548	386,640
Louisiana-Pacific	13,569	365,277
Resolute Forest Products*	35,228	357,564
Schnitzer Steel Industries, Cl A	13,675	450,592
Tronox, Cl A	19,622	362,026
Verso*	18,582	387,807
Warrior Met Coal	10,336	267,392
		3,343,013
Real Estate — 0.7%
Jones Lang LaSalle	1,722	294,479

Total Common Stock
(Cost $36,852,066)		40,932,633

Total Investments - 93.5%
(Cost $36,852,066)		$40,932,633
Other Assets and Liabilities - 6.5%		2,853,287
Net Assets - 100.0%		$43,785,920

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class

S&P — Standard & Poor's

The open futures contracts held by the Fund July 31, 2018, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Index E-MINI	(140)	Sep-2018	$(19,427,213)	$(19,719,700)	$(292,487)

The following is a list of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,932,633	$—	$—	$40,932,633
Total Investments in Securities	$40,932,633	$—	$—	$40,932,633

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts Unrealized Depreciation	$(292,487)	$—	$—	$(292,487)
Total Other Financial Instruments	$(292,487)	$—	$—	$(292,487)

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-006-0600

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● July 31, 2018 (unaudited)

Description		Face Amount(1)	Value
SOVEREIGN DEBT — 80.2%
Argentina — 3.9%
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	5,576,820	$166,265
16.000%, 10/17/23	ARS	5,529,360	175,135
15.500%, 10/17/26	ARS	5,297,445	167,492
Argentine Government International Bond
4.625%, 01/11/23		277,000	248,887
			757,779
Australia — 4.0%
Queensland Treasury
5.750%, 07/22/24	AUD	435,000	377,380
4.750%, 07/21/25 (A)	AUD	465,000	387,480
			764,860
Brazil — 7.3%
Brazilian Government International Bond
8.500%, 01/05/24	BRL	5,250,000	1,412,756

Colombia — 4.5%
Colombian TES
11.000%, 07/24/20	COP	741,000,000	283,941
7.500%, 08/26/26	COP	812,500,000	294,672
7.000%, 05/04/22	COP	819,000,000	294,665
			873,278
Croatia — 3.8%
Croatia Government International Bond
6.000%, 01/26/24		340,000	370,498
5.500%, 04/04/23		350,000	372,386
			742,884
Greece — 4.5%
Hellenic Republic Government Bond
3.000%, 02/24/24	EUR	747,795	869,001

Hungary — 4.7%
Hungary Government Bond
6.000%, 11/24/23	HUF	99,450,000	429,600
5.500%, 06/24/25	HUF	101,550,000	434,932
3.000%, 06/26/24	HUF	11,420,000	42,752
			907,284
Indonesia — 3.3%
Indonesia Treasury Bond
8.375%, 03/15/24	IDR	4,476,000,000	317,746
7.000%, 05/15/27	IDR	4,800,000,000	315,229
			632,975

Description		Face Amount(1)	Value
Malaysia — 3.6%
Malaysia Government Bond
4.498%, 04/15/30	MYR	1,563,000	$384,937
4.392%, 04/15/26	MYR	110,000	27,433
4.181%, 07/15/24	MYR	1,010,000	251,344
Malaysia Government Investment Issue
4.070%, 09/30/26	MYR	110,000	26,818
			690,532
Mexico — 4.8%
Mexican Bonos
10.000%, 12/05/24	MXN	5,123,200	305,840
8.500%, 05/31/29	MXN	6,363,700	359,231
7.500%, 06/03/27	MXN	4,925,000	259,780
			924,851
New Zealand — 2.6%
New Zealand Government Bond
4.500%, 04/15/27	NZD	645,000	503,741

Philippines — 2.5%
Philippine Government Bond
8.000%, 07/19/31	PHP	23,858,684	489,440

Poland — 5.2%
Poland Government Bond
5.750%, 04/25/29	PLN	2,130,000	721,636
3.250%, 07/25/25	PLN	495,000	138,216
2.500%, 07/25/26	PLN	540,000	141,771
			1,001,623
Portugal — 4.3%
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/27 (A)	EUR	391,365	551,138
3.875%, 02/15/30 (A)	EUR	195,330	271,971
			823,109
Romania — 4.4%
Romania Government Bond
5.850%, 04/26/23	RON	1,050,000	278,571
5.800%, 07/26/27	RON	1,050,000	281,849
4.750%, 02/24/25	RON	1,125,000	283,398
			843,818
Russia — 4.4%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB	19,185,000	309,816
7.600%, 07/20/22	RUB	18,690,000	302,085
7.000%, 01/25/23	RUB	15,120,000	239,330
			851,231

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● July 31, 2018 (unaudited)

Description		Face Amount(1)	Value
South Africa — 4.2%
Republic of South Africa Government Bond
8.250%, 03/31/32	ZAR	3,183,195	$224,963
8.000%, 01/31/30	ZAR	5,172,525	365,591
7.000%, 02/28/31	ZAR	3,570,780	229,528
			820,082
Thailand — 3.7%
Thailand Government Bond
3.625%, 06/16/23	THB	22,143,000	709,765

Turkey — 4.5%
Turkey Government Bond
10.700%, 02/17/21	TRY	2,385,000	395,846
8.500%, 09/14/22	TRY	3,315,000	464,389
			860,235
Total Sovereign Debt
(Cost $16,727,195)			15,479,244

U.S. TREASURY OBLIGATION — 10.5%

U.S. Treasury Notes
2.250%, 02/15/27		2,142,800	2,029,215

Total U.S. Treasury Obligations
(Cost $2,012,195)			2,029,215

Total Investments - 90.7%
(Cost $18,739,655)			$17,508,459
Other Assets and Liabilities - 9.3%			1,805,820
Net Assets - 100.0%			$19,314,279

Percentages based on Net Assets.

(1)	In local currency.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at July 31, 2018 was $1,210,589 and represents 6.3% of Net Assets.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

COP — Colombian Peso

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY — Turkish Lira

ZAR — South African Rand

As of July 31, 2018, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-007-0500

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
COMMON STOCK — 96.3%
Brazil — 4.5%
Cia de Saneamento de Minas Gerais-COPASA	15,400	$166,912
Cosan Industria e Comercio	17,600	173,079
Mahle-Metal Leve	24,200	176,666
SLC Agricola	22,000	309,194
		825,851
China — 1.0%
China Petroleum & Chemical ADR	1,837	176,132

Colombia — 1.0%
Banco de Bogota	7,315	176,896

Czech Republic — 1.0%
O2 Czech Republic	16,181	191,621

Greece — 2.9%
Aegean Airlines	18,051	171,818
Hellenic Petroleum	20,064	167,751
Motor Oil Hellas Corinth Refineries	9,196	195,280
		534,849
Hong Kong — 22.0%
Angang Steel, Cl H	176,000	186,560
China Communications Construction, Cl H	198,000	218,709
China Lilang	220,000	268,236
China Shenhua Energy, Cl H	77,000	173,639
CPMC Holdings	374,000	167,248
Fantasia Holdings Group	1,039,500	162,897
Flat Glass Group, Cl H	682,000	100,792
Greatview Aseptic Packaging	275,000	178,684
Greenland Hong Kong Holdings	473,000	171,747
Guangzhou R&F Properties	96,800	173,891
Industrial & Commercial Bank of China, Cl H	231,000	170,990
Lonking Holdings	385,000	176,582
Maanshan Iron & Steel, Cl H	374,000	199,650
PICC Property & Casualty, Cl H	154,000	173,639
Postal Savings Bank of China, Cl H	264,000	176,918
Red Star Macalline Group, Cl H	143,000	168,159
Sino-Ocean Group Holding	302,500	170,731
Sinopec Shanghai Petrochemical ADR	2,783	170,709
Sinotruk Hong Kong	110,000	155,841

Description	Shares	Value
Weichai Power, Cl H	143,000	$174,354
Weiqiao Textile, Cl H	359,500	149,772
Xingda International Holdings	539,000	170,990
Zoomlion Heavy Industry Science and Technology	429,000	173,260
		4,033,998
Hungary — 1.1%
MOL Hungarian Oil & Gas	20,790	204,036

India — 3.0%
Chennai Petroleum	40,999	188,329
Hindustan Petroleum	38,247	158,818
Rural Electrification	120,329	205,179
		552,326
Mexico — 0.7%
Rassini, Cl A	59,400	124,296

Poland — 0.9%
Budimex	4,906	167,529

Russia — 10.0%
Alrosa PJSC	134,200	208,967
Center for Cargo Container Traffic TransContainer PJSC	3,825	275,210
Federal Grid Unified Energy System PJSC	63,690,000	173,717
Gazprom Neft PJSC	40,920	214,969
Gazprom PJSC ADR	38,775	176,039
Inter RAO UES PJSC	2,585,000	171,406
LUKOIL PJSC ADR	3,146	224,938
Novolipetsk Steel PJSC	84,040	218,462
Sberbank of Russia PJSC	47,410	163,053
		1,826,761
South Africa — 14.9%
Absa Group	14,058	183,515
Assore	10,142	211,813
Astral Foods	7,128	158,069
BHP Billiton	9,922	227,677
Coronation Fund Managers	38,324	173,204
FirstRand	41,866	220,244
Investec	24,233	175,755
Investec	24,420	176,425
Kumba Iron Ore	10,868	239,941
Liberty Holdings	19,349	169,722
Reunert	28,886	179,009

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
RMB Holdings	32,252	$201,803
Standard Bank Group	15,081	233,473
Telkom SOC	46,409	177,600
		2,728,250
South Korea — 8.6%
Hyundai Marine & Fire Insurance	5,489	179,834
ING Life Insurance Korea	4,895	184,659
Kumho Industrial	20,878	195,034
LG Uplus	16,390	225,634
Meritz Fire & Marine Insurance	10,285	169,172
Samsung Electronics	5,500	227,395
SFA Engineering	6,622	216,955
S-Oil	1,628	171,001
		1,569,684
Taiwan — 16.4%
Actron Technology	55,000	181,453
Asustek Computer	11,000	94,679
Aten International	55,000	159,535
Chang Wah Electromaterials	33,000	133,125
Chaun-Choung Technology	55,000	177,141
Chicony Electronics	77,275	174,926
Chin-Poon Industrial	132,000	164,062
Chunghwa Telecom ADR	4,664	160,768
CyberPower Systems	33,000	95,074
Elite Material	66,000	189,717
Micro-Star International	44,000	150,911
Nishoku Technology *	32,000	73,692
Pegatron	77,000	171,284
Phison Electronics	22,000	182,530
Powertech Technology	55,000	155,403
Simplo Technology	22,000	127,556
Sitronix Technology	44,000	138,264
Thinking Electronic Industrial	55,000	154,325
Tripod Technology	66,000	181,956
Vivotek	56,375	140,505
		3,006,906
Thailand — 1.9%
PTT	121,000	186,392
Thai Oil	69,300	167,157
		353,549
Turkey — 6.4%
Aksa Akrilik Kimya Sanayii	71,962	170,938
Aygaz	75,163	158,093
Eregli Demir ve Celik Fabrikalari	79,981	179,269

Description	Shares	Value
Iskenderun Demir ve Celik	108,284	$180,712
Kordsa Teknik Tekstil	106,139	169,159
Tupras Turkiye Petrol Rafinerileri	7,623	166,528
Vestel Beyaz Esya Sanayi ve Ticaret	71,830	156,916
		1,181,615

Total Common Stock
(Cost $18,577,593)		17,654,299

Total Investments - 96.3%
(Cost $18,577,593)		$17,654,299
Other Assets and Liabilities - 3.7%		673,169
Net Assets - 100.0%		$18,327,468

Percentages based on Net Assets.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

As of July 31, 2018, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1 and Level 2 assets and liabilities. There were transfers out of Level 3 due to changes in the availability of observable inputs to determine fair value. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-008-0500

Cambria Investment Management

 Schedule of Investments ● Cambria Tail Risk ETF ● July 31, 2018 (unaudited)

Description	Face Amount	Value
U.S. TREASURY OBLIGATION — 93.5%

U.S. Treasury Notes
2.250%, 02/15/27	$22,359,800	$21,174,556

Total U.S. Treasury Obligations
(Cost $21,747,640)		21,174,556

Total Investments - 93.5%
(Cost $21,747,640)		$21,174,556
Other Assets and Liabilities - 6.5%		1,469,545
Net Assets - 100.0%		$22,644,101

Description	Contracts	Value
PURCHASED OPTIONS — 5.2%(A)
Total Purchased Options
(Cost $2,312,481)	297	$1,166,210

Percentages based on Net Assets.

(A)	Refer to table below for details on Options Contracts.

A list of the exchange traded option contracts held by the Fund at July 31, 2018, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 5.15%
Put Options
December 18 Puts on SPX, Expires 12/22/2018, Strike Price $2,500	5	$1,408,145	$12,125
June 19 Puts on SPX, Expires 06/22/2019, Strike Price $2,450	24	6,759,096	132,120
June 19 Puts on SPX, Expires 06/22/2019, Strike Price $2,500	31	8,730,499	192,510
June 19 Puts on SPX, Expires 06/22/2019, Strike Price $2,525	33	9,293,757	217,800
SPX, Expires 09/22/2018, Strike Price $2,300	13	3,661,177	3,380
SPX, Expires 12/22/2018, Strike Price $2,250	25	7,040,725	26,500
SPX, Expires 12/22/2018, Strike Price $2,325	25	7,040,725	33,625
SPX, Expires 12/22/2018, Strike Price $2,400	37	10,420,273	63,640
SPX, Expires 03/16/2019, Strike Price $2,450	23	6,477,467	84,410
SPX, Expires 03/16/2019, Strike Price $2,500	31	8,730,499	131,130
SPX, Expires 06/22/2019, Strike Price $2,400	24	6,759,096	117,000
SPX, Expires 06/22/2019, Strike Price $2,475	26	7,322,354	151,970
Total Purchased Options			1,166,210

The following is a list of the inputs used as of July 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$21,174,556	$—	$21,174,556
Total Investments in Securities	$—	$21,174,556	$—	$21,174,556

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,166,210	$—	$—	$1,166,210
Total Other Financial Instruments	$1,166,210	$—	$—	$1,166,210

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-011-0300

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
COMMON STOCK — 99.4%
Consumer Discretionary — 7.2%
Dollar General	13,615	$1,336,312
Genuine Parts	15,319	1,490,692
McDonald's	9,373	1,476,622
Starbucks	26,045	1,364,498
		5,668,124
Consumer Staples — 13.4%
Altria Group	22,348	1,311,381
Diageo ADR	11,067	1,629,837
Kimberly-Clark	12,326	1,403,439
PepsiCo	12,971	1,491,665
Procter & Gamble	15,815	1,279,117
Sysco	26,654	1,791,415
Walmart	18,217	1,625,503
		10,532,357
Energy — 6.2%
Chevron	12,333	1,557,288
Exxon Mobil	17,718	1,444,194
Occidental Petroleum	22,266	1,868,786
		4,870,268
Financials — 15.9%
Aflac	34,615	1,610,982
CME Group, Cl A	10,806	1,719,451
Eaton Vance	29,521	1,568,451
FactSet Research Systems	8,067	1,624,371
JPMorgan Chase	15,245	1,752,413
Morgan Stanley	25,327	1,280,533
US Bancorp	26,656	1,413,034
Wells Fargo	26,562	1,521,737
		12,490,972
Health Care — 14.4%
Abbott Laboratories	27,866	1,826,338
Amgen	7,828	1,538,593
Anthem	5,698	1,441,594
Eli Lilly	17,074	1,687,082
Johnson & Johnson	11,098	1,470,707
Merck	22,252	1,465,739
UnitedHealth Group	7,483	1,894,845
		11,324,898
Industrials — 14.8%
3M	6,909	1,466,919
Emerson Electric	22,838	1,650,731

Description	Shares	Value
Harris	11,093	$1,829,790
Lockheed Martin	4,688	1,528,757
Norfolk Southern	10,979	1,855,451
United Technologies	12,364	1,678,289
Waste Management	18,471	1,662,390
		11,672,327
Information Technology — 20.1%
Accenture, Cl A	10,594	1,687,942
Apple	9,365	1,782,066
Broadridge Financial Solutions	17,861	2,017,936
Cisco Systems	43,154	1,824,983
Intel	38,746	1,863,683
Microsoft	19,659	2,085,427
Oracle	29,934	1,427,253
Paychex	23,936	1,652,062
Texas Instruments	12,751	1,419,441
		15,760,793
Materials — 2.0%
Air Products & Chemicals	9,572	1,571,435

Telecommunication Services — 1.5%
AT&T	37,132	1,187,110

Utilities — 3.9%
NextEra Energy	9,878	1,654,960
Southern	29,600	1,438,560
		3,093,520

Total Common Stock
(Cost $68,279,034)		78,171,804

Total Investments - 99.4%
(Cost $68,279,034)		$78,171,804
Other Assets and Liabilities - 0.6%		439,076
Net Assets - 100.0%		$78,610,880

Description	Contracts	Value
PURCHASED OPTIONS — 1.1%(A)
Total Purchased Options
(Cost $1,625,828)	530	861,150

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF ● July 31, 2018 (unaudited)

Description	Contracts	Value
WRITTEN OPTIONS — (0.8)%(A)
Total Written Options
(Cost $(583,790))	375	$(657,875)

Percentages based on Net Assets.

(A)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

Cl — Class

A list of the exchange traded option contracts held by the Fund at July 31, 2018, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 1.10%
Put Options
August 18 Puts on SPX, Expires 08/18/2018, Strike Price $2,650	100	$28,162,900	$24,750
August 18 Puts on SPX, Expires 08/18/2018, Strike Price $2,720	100	28,162,900	47,500
October 18 Puts on SPX, Expires 10/20/2018, Strike Price $2,750	230	64,774,670	788,900
Total Purchased Options			861,150
WRITTEN OPTIONS - (0.84)%
Put Options
October 18 Puts on SPX, Expires 10/20/2018, Strike Price $2,550	(200)	(56,325,800)	(258,000)
Call Options
August 18 Calls on SPX, Expires 08/18/2018, Strike Price $2,820	(175)	(49,285,075)	(399,875)
Total Written Options			(657,875)

The following is a list of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,171,804	$—	$—	$78,171,804
Total Investments in Securities	$78,171,804	$—	$—	$78,171,804

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$861,150	$—	$—	$861,150
Written Options	(657,875)	—	—	(657,875)
Total Other Financial Instruments	$203,275	$—	$—	$203,275

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-010-0300

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By:	/s/ Mebane Faber
Mebane Faber, President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mebane Faber
Mebane Faber, President

Date: September 27, 2018

By:	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Principal Financial Officer

Date: September 27, 2018